Expense Example - Allspring U.S. Equity Funds - Classes A , R6 and Institutional	Apr. 30, 2026 USD ($)
Emerging Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 691
Expense Example, with Redemption, 3 Years	973
Expense Example, with Redemption, 5 Years	1,276
Expense Example, with Redemption, 10 Years	2,133
Emerging Growth Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	1,185
Emerging Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	1,301
Large Cap Value Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	653
Expense Example, with Redemption, 3 Years	849
Expense Example, with Redemption, 5 Years	1,062
Expense Example, with Redemption, 10 Years	1,672
Large Cap Value Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	675
Large Cap Value Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	796
Small Company Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	697
Expense Example, with Redemption, 3 Years	971
Expense Example, with Redemption, 5 Years	1,265
Expense Example, with Redemption, 10 Years	2,099
Small Company Growth Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	512
Expense Example, with Redemption, 10 Years	1,147
Small Company Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	1,262
Small Company Value Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	685
Expense Example, with Redemption, 3 Years	947
Expense Example, with Redemption, 5 Years	1,229
Expense Example, with Redemption, 10 Years	2,030
Small Company Value Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	1,072
Small Company Value Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	$ 1,190